Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments ¥ in Thousands	Jun. 30, 2024 CNY (¥)
Schedule of Future Minimum Lease Payments [Abstract]
Within 1 year	¥ 97
Total	¥ 97